TAXES - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	€ (4)	€ 2	€ (3)
Deferred tax on net gain/loss on net investment hedges	0	0	(41)
Current tax on net gain/loss on net investment hedges	0	0	41
Deferred tax on net gain/loss on pension plan remeasurements	(16)	(12)	0
Total taxes charged/(credited) to OCI	(20)	(10)	(3)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): share-based compensation	1	(2)	12
Current tax charge/(credit): share-based compensation	(3)	(4)	(5)
Total taxes charged/(credited) to equity	€ (2)	€ (6)	€ 7